Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Remeasurements:
Net defined benefit liabilities (assets)		¥ (136,777)
Japanese plans [member]
Remeasurements:
Effects of asset ceiling
Net defined benefit liabilities (assets)	[1]	(60,455)	169,163
Foreign plans [member]
Remeasurements:
Effects of asset ceiling		2,774
Net defined benefit liabilities (assets)	[1]	197,232	295,408
Present value of defined benefit obligations [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year		1,357,044	1,366,380
Current service cost		35,751	36,331
Past service cost
Interest cost		7,530	7,581
Plan participants' contributions
Remeasurements:
Changes in demographic assumptions		(30,860)	(6,476)
Changes in financial assumptions		(17,606)	157
Other		1,654	159
Benefits paid		(48,459)	(47,088)
Exchange differences on translating foreign operations
Balance at end of year		1,305,054	1,357,044
Present value of defined benefit obligations [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year		1,143,911	1,086,438
Current service cost		27,158	29,063
Past service cost		9,941	(2,254)
Interest cost		29,445	35,635
Plan participants' contributions		3,764	1,524
Remeasurements:
Changes in demographic assumptions		(11,669)	(5,990)
Changes in financial assumptions		51,885	70,892
Other		(7,040)	14,791
Benefits paid		(200,249)	(45,504)
Exchange differences on translating foreign operations		57,748	(40,684)
Balance at end of year		1,104,894	1,143,911
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year		1,187,881	1,244,530
Interest income		6,645	6,967
Actual return on plan assets, excluding interest income		194,475	(42,333)
Employer contributions		21,770	22,168
Plan participants' contributions
Remeasurements:
Benefits paid		(45,262)	(43,451)
Exchange differences on translating foreign operations
Balance at end of year		1,365,509	1,187,881
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year		848,503	860,858
Interest income		22,458	28,682
Actual return on plan assets, excluding interest income		126,176	(10,503)
Employer contributions		49,487	50,926
Plan participants' contributions		3,764	1,524
Remeasurements:
Benefits paid		(200,249)	(45,504)
Exchange differences on translating foreign operations		60,297	(37,480)
Balance at end of year		¥ 910,436	¥ 848,503

[1]	Of the total net defined benefit liabilities (asset) amounted to ¥136,777 million as of March 31, 2021, retirement benefit assets amounted to ¥168,488 million are included in other non-current assets in the consolidated statement of financial position.